Segmented Information (Details) - Schedule of Information About the Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cultivation Segment [Member]
Segmented Information (Details) - Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 7,421,320	$ 37,392,401
Reportable segment liabilities	5,949,793	6,961,243
Revenues from external customers	1,736,369	2,517,904
Intersegment revenues
Other income (expense)	(23,026,728)	13,348,562
Finance income
Finance expense	(134,260)	(84,686)
Depreciation & amortization	4,074,548	3,507,013
Discontinued operations		(3,422,225)
Reportable segment income (loss)	(29,566,625)	3,974,069
Distribution Segment [Member]
Segmented Information (Details) - Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	831,714	819,376
Reportable segment liabilities	1,314,705	1,146,980
Revenues from external customers	423,683	101,778
Intersegment revenues
Other income (expense)	117,785	(3,532)
Finance income	39	886
Finance expense	(14,638)	(49)
Depreciation & amortization	3,759	2,546
Discontinued operations
Reportable segment income (loss)	(355,688)	(8,089,036)
Corporate Segment [Member]
Segmented Information (Details) - Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	586,959	785,000
Reportable segment liabilities	5,404,387	3,988,393
Revenues from external customers
Intersegment revenues
Other income (expense)	940,863	(1,289,652)
Finance income
Finance expense	(106,758)	(30,589)
Depreciation & amortization	205,424	88,764
Discontinued operations
Reportable segment income (loss)	(2,352,757)	(7,542,707)
Reportable Segments [Member]
Segmented Information (Details) - Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	8,839,993	38,996,777
Reportable segment liabilities	12,668,885	12,096,616
Revenues from external customers	2,160,052	2,619,682
Intersegment revenues
Other income (expense)	(21,968,080)	12,055,378
Finance income	39	886
Finance expense	(255,656)	(115,324)
Depreciation & amortization	4,283,731	3,598,323
Discontinued operations		(3,422,225)
Reportable segment income (loss)	$ (32,275,070)	$ (11,657,674)